Nature of Business and Summary of Significant Accounting Policies - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Detail) (Recurring Fair Value Measurements [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Financial Assets:
Total financial assets	$ 54,878
Financial liabilities:
Total financial liabilities		2,667
Significant Other Observable Inputs, Level 2 [Member]
Financial Assets:
Total financial assets	54,878
Significant Unobservable Inputs, Level 3 [Member]
Financial liabilities:
Total financial liabilities		2,667
Series B Preferred Stock [Member]
Financial liabilities:
Series B Redeemable Preferred Stock warrants		2,667
Series B Preferred Stock [Member] | Significant Unobservable Inputs, Level 3 [Member]
Financial liabilities:
Series B Redeemable Preferred Stock warrants		2,667
Corporate Bonds [Member]
Financial Assets:
Total financial assets	42,768
Corporate Bonds [Member] | Significant Other Observable Inputs, Level 2 [Member]
Financial Assets:
Total financial assets	42,768
Commercial Paper [Member]
Financial Assets:
Total financial assets	7,699
Commercial Paper [Member] | Significant Other Observable Inputs, Level 2 [Member]
Financial Assets:
Total financial assets	7,699
Government Securities [Member]
Financial Assets:
Total financial assets	4,411
Government Securities [Member] | Significant Other Observable Inputs, Level 2 [Member]
Financial Assets:
Total financial assets	$ 4,411